Expenses	12 Months Ended
Jun. 30, 2026
Expenses [Abstract]
Expenses

Note 4. Expenses

	30 June	30 June	30 June
	2026 A$	2025 A$	2024 A$
General and administrative expenses
Accounting and audit	555,689	625,377	576,540
Bad debts	-	-	-
Consulting	75,966	69,068	120,851
Depreciation	42,320	49,688	45,981
Employee benefits	2,210,772	2,120,614	2,353,625
Expected credit losses	(23,498)	19,233	(11,687)
Insurance	325,718	353,647	321,679
Investor relations	174,117	236,587	206,300
Legal	119,080	104,630	195,971
Listing and share registry	283,975	204,905	163,949
Superannuation	204,480	186,331	180,092
Travel and entertainment	116,047	122,260	196,369
Share-based payment expenses - options	51,289	64,755	3,299
Share-based payment expenses - performance rights	37,158	239,488	-
Write down of inventories	33,628	-	-
Other	98,814	87,040	202,757
	4,305,555	4,483,623	4,555,726
Research and development expenses
Consulting	653,733	521,243	277,128
Project research and development	994,622	3,076,053	5,098,333
Research and development HJF	285,085	-	-
	1,933,440	3,597,296	5,375,461
Selling and marketing expenses
Selling	497,048	481,957	379,406
Marketing	2,331,851	2,257,990	1,310,979
Distribution costs	642,657	712,469	339,263
	3,471,556	3,452,416	2,029,648